Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021
Common Stock - 95.6%(1)	Shares	Fair Value
Crude Oil Pipelines - 27.9%(1)
Canada - 20.4%(1)
Enbridge Inc.	197,300	$7,755,863
Gibson Energy Inc	50,815	916,696
Pembina Pipeline Corporation	130,637	3,981,289
United States - 7.5%(1)
Plains GP Holdings, L.P.	476,656	4,652,163
		17,306,011
Renewable Infrastructure - 10.1%(1)
United States - 10.1%(1)
Archaea Energy Inc.(2)	14,797	236,752
Clearway Energy Inc.	22,000	690,580
NextEra Energy Partners, LP	29,030	2,320,368
Sempra Energy	23,017	3,046,530
		6,294,230
Energy Technology - 2.6%(1)
United States - 2.6%(1)
ArcLight Clean Transition Corp. II Class A (2)	11,279	108,842
Bluescape Opportunities Acquisition Corp. (2)	14,526	141,047
Climate Real Impact Solutions II Acquisition Corp. Class A (2)	8,875	85,821
ESM Acquisition Corp. (2)	11,202	107,763
EVgo Inc. (2)	16,501	151,479
Flame Acquisition Corp. (2)	19,600	189,924
Northern Genesis Acquisition Corp. III (2)	15,772	153,462
Peridot Acquisition Corp. II (2)	10,082	97,388
RMG Acquisition Corp. III (2)	11,012	106,266
Sustainable Development Acquisition I Corp. (2)	11,012	106,706
Tech and Energy Transition Corp. (2)	24,599	237,134
Warrior Technologies Acquisition Co. Class A (2)	13,317	130,373
		1,616,205

Natural Gas Gathering/Processing - 10.0%(1)
United States - 10.0%(1)
Antero Midstream Corporation	101,317	973,656
Equitrans Midstream Corporation	307,343	2,683,104
Hess Midstream Partners LP	78,784	2,027,900
Targa Resources Corp.	11,747	515,928
		6,200,588
Natural Gas/Natural Gas Liquids Pipelines - 45.0%(1)
Canada - 11.5%(1)
Keyera Corp.	73,152	1,761,469
TC Energy Corporation	113,623	5,394,820
United States - 33.5%(1)
Kinder Morgan Inc.	389,508	6,337,295
ONEOK, Inc.	125,406	6,586,323
The Williams Companies, Inc.	317,849	7,847,692
		27,927,599

Total Common Stock (Cost $60,878,771)		59,344,633

Master Limited Partnerships - 33.5%(1)
Crude Oil Pipelines - 3.9%(1)
United States - 3.9%(1)
NuStar Energy L.P.	57,070	927,388
Shell Midstream Partners, L.P.	124,825	1,519,120
		2,446,508
Natural Gas/Natural Gas Liquids Pipelines - 14.1%(1)
United States - 14.1%(1)
DCP Midstream, LP	57,358	1,494,749
Energy Transfer LP	386,197	3,591,632
Enterprise Products Partners L.P.	163,236	3,633,633
		8,720,014
Natural Gas Gathering/Processing - 2.5%(1)
United States - 2.5%(1)
Western Midstream Partners, LP	79,732	1,573,910

Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	4,940	128,638

Refined Product Pipelines - 12.8%(1)
United States - 12.8%(1)
Holly Energy Partners, L.P.	41,962	780,493
Magellan Midstream Partners, L.P.	56,630	2,786,762
MPLX LP	134,271	3,775,701
Phillips 66 Partners LP	16,282	582,082
		7,925,038

Total Master Limited Partnerships (Cost $19,679,797)		20,794,108

Preferred Stock - 1.1%(1)
Natural Gas/Natural Gas Liquids Pipelines - 1.1%(1)
United States - 1.1%(1)
Altus Midstream Company, 7.000%(3)(4) (Cost $553,926)	554	677,751

Special Purpose Acquisition Company Warrants - 0.2%(1)
Energy Technology - 0.2%(1)
United States - 0.2%(1)
ArcLight Clean Transition Corp. II Warrant (2)	2,256	2,256
Bluescape Opportunities Acquisition Corp. Warrant (2)	14,861	13,525
Climate Real Impact Solutions II Acquisition Corp. Warrant (2)	3,551	3,303
ESM Acquisition Corp. Warrant (2)	3,734	2,240
EVgo Inc. Warrant (2)	14,895	30,683
First Reserve Sustainable Growth Co. Warrant (2)	2,027	1,277
Flame Acquisition Corp. Warrant (2)	9,800	8,319
Northern Genesis Acquisition Corp. III Warrant (2)	3,943	3,549
Peridot Acquisition Corp. II Warrant (2)	2,016	1,532
Qell Acquisition Corp. Warrant (2)	6,648	10,637
RMG Acquisition Corp. III Warrant (2)	2,203	1,984
Sustainable Development Acquisition Warrant (2)	5,506	3,635
Tech and Energy Transition Corp. Warrant (2)	8,200	5,239
Warrior Technologies Acquisition Co. Warrant (2)	6,658	3,995

Total Warrants (Cost $108,942)		92,174

Short-Term Investment - 2.9%(1)
United States Investment Company - 2.9%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (5) (Cost $1,780,047)	1,780,047	1,780,047

Total Investments - 133.3%(1) (Cost $83,001,483)		82,688,713
Other Assets and Liabilities - (0.2)%(1)		(88,531)
Senior Notes - (23.3)%(1)		(14,457,143)
Mandatory Redeemable Preferred Stock at Liquidation Value - (9.8)%(1)		(6,100,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$62,043,039

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.
(3)	Restricted securities have a total fair value of $677,751, which represents 1.1% of net assets.
(4)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(5)	Rate indicated is the current yield as of August 31, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2021.  These assets and liabilities are measured on a recurring basis.

TTP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$59,344,633	$-	$-	$59,344,633
Master Limited Partnerships(a)	20,794,108	-	-	20,794,108
Preferred Stock(a)	-	-	677,751	677,751
Special Purpose Acquisition Company Warrants(a)	92,174	-	-	92,174
Short-Term Investment(b)	1,780,047	-	-	1,780,047
Total Assets	$82,010,962	$-	$677,751	$82,688,713

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  August 31, 2021:

Preferred Stock	TTP
Balance – beginning of period	$2,767,663
Purchases	-
Return of capital	-
Sales	(2,108,000)
Total realized gain/loss	325,603
Change in unrealized gain/loss	(307,515)
Balance – end of period	$677,751